CONSOLIDATED BALANCE SHEETS - 10K (Parenthetical) - $ / shares	May 12, 2023	May 11, 2023	Mar. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Jan. 30, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)			5,000,000	5,000,000			5,000,000
Preferred stock, shares issued (in shares)				5,000,000
Series B Preferred Stock
Preferred stock, par value (in dollars per share)			$ 1.00	$ 1.00			$ 1.00
Preferred stock, shares authorized (in shares)			100	100			100
Preferred stock, shares issued (in shares)			4	5			5
Preferred stock, shares outstanding (in shares)			4	5			5
Class A Common Stock
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	295,000,000	200,000,000	200,000,000	295,000,000	195,000,000
Common stock, shares issued (in shares)	22,504,669	180,037,350	22,304,761	22,303,333
Common stock, shares outstanding (in shares)	22,504,669	180,037,350	22,304,761	22,303,333
Class B Common Stock
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			10,000,000	10,000,000
Common stock, shares issued (in shares)			1,068,512	1,068,512
Common stock, shares outstanding (in shares)			1,068,512	1,068,512
Class C Common Stock
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			15,000,000	15,000,000
Common stock, shares issued (in shares)			1,528,460	1,529,888
Common stock, shares outstanding (in shares)			1,528,460	1,529,888